Employee Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2011
Employee Benefit Plans [Abstract]
Summary Of Shares Held In The ESOP Trust

	2011	2010
	(Dollars in thousands)
Allocated ESOP shares	4,393,908	4,028,784
Unreleased ESOP shares	5,564,328	1,369,353
Total ESOP shares	9,958,236	5,398,137

Fair value of unreleased ESOP shares	$58,759	$14,941